Commitments and Contingencies - Environmental Reserves Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 140	$ 418
Charged to costs and expenses	0	0
Payments	$ (140)	(278)
Balance at end of period		$ 140